FINANCIAL INSTRUMENTS	12 Months Ended
Mar. 31, 2026
Financial Instruments [Abstract]
FINANCIAL INSTRUMENTS	FINANCIAL INSTRUMENTS
The Company’s financial instruments are exposed to certain financial risks, which include currency risk, credit risk, liquidity risk and interest rate risk.
The Company has classified its financial instruments as follows:

As at	March 31, 2026	March 31, 2025
		Restated - Note 2
	$	$
Financial assets, measured at fair value:
Cash	157,258	93,922
Financial assets, measured at amortized cost:
Accounts receivable	507	491
Financial liabilities, measured at amortized cost:
Accounts payable and accrued liabilities	19,377	14,900
The carrying amount of the Company's financial instruments approximate their fair value, due to their short-term nature.
Fair value hierarchy of financial instruments
The Company has categorized its financial instruments that are carried at fair value, based on the priority of the inputs to the valuation techniques used to measure fair value, into a three-level fair value hierarchy as follows:
Level 1: Fair value is based on unadjusted quoted prices for identical assets or liabilities in an active market. The types of assets and liabilities classified as Level 1 generally included cash.
Level 2: Fair value is based on quoted prices for similar assets or liabilities in active markets, valuation that is based on significant observable inputs, or inputs that are derived principally from or corroborated with observable market data through correlation or other means. Currently, the Company has no financial instruments that would be classified as Level 2.
Level 3: Fair value is based on valuation techniques that require one or more significant inputs that are not based on observable market inputs. These unobservable inputs reflect the Company’s assumptions about the assumptions market participants would use in pricing the asset or liability. The Convertible Debentures were classified as Level 3, refer to note 7 for further details.
There were no transfers between levels of the fair value hierarchy for the year ended March 31, 2026.
Day 1 gains/losses
Upon acquisition of a financial instrument, the Company measures its fair value and compares this to the acquisition price. The difference is recognized as a gain or loss only if fair value is based on a quoted price in an active market or based on a valuation technique that uses only data from observable markets.
Financial risk management
Credit risk
Credit risk is the risk that one party to a financial instrument will cause a financial loss for the other party by failing to discharge an obligation. The Company’s cash is exposed to credit risk. The Company reduces its credit risk on cash by placing these instruments with institutions of high creditworthiness. As at March 31, 2026 the Company’s maximum exposure to credit risk is the carrying value of its financial assets.
Liquidity risk
Liquidity risk is the risk that an entity will encounter difficulty in raising funds to meet commitments associated with financial instruments. The Company manages liquidity by maintaining adequate cash balances to meet liabilities as they become due.
As at March 31, 2026, the Company had cash of $157,258 (March 31, 2025 - $93,922) in order to meet current liabilities and ongoing expenditures. Current liabilities include accounts payable and accrued liabilities of $19,377 (March 31, 2025 - $14,900). All amounts are due within the next 12 months.
Market risk
The significant market risks to which the Company is exposed are interest rate risk and currency risk.
Interest rate risk
Interest rate risk is the risk that the fair value or the future cash flows of a financial instrument will fluctuate because of changes in market interest rates. In seeking to minimize the risks from interest rate fluctuations, the Company manages exposure through its normal operating and financing activities. Assuming that all other variables remain constant, as at March 31, 2026, a 1% decline on the interest rate generated on cash would have resulted in a reduction of interest income of $1,483 over a one-year period.
Currency risk
The Company is exposed to currency risk to the extent that monetary operational expenses are denominated in USD, CAD, EUR and GBP while the functional currency of USD is used for reporting. The Company has not entered into any foreign currency contracts to mitigate this risk.
At March 31, 2026 the Company had the following balances in monetary assets and monetary liabilities which are subject to fluctuation against USD:

Denominated in:	CAD 000s	GBP 000s	EUR 000s
Cash	1,889	559	228
Accounts receivable	25	—	—
Accounts payable and accrued liabilities	(1,470)	(229)	(177)
	444	330	51
Foreign currency rate	0.7174	1.3221	1.1483
Equivalent in U.S. dollars	319	436	59
Impact of 10% change in exchange rate	32	44	6
Such analysis excludes any indirect economic or geo-political effects of such currency fluctuations.